Benefit Plans (Funded Status of Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic Pension Plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 198,368	¥ 187,124
Service cost	12,278	11,807	¥ 11,457
Interest cost	1,406	1,803	1,709
Actuarial (gain) loss	16,352	5,909
Benefits paid	(7,981)	(7,262)
Acquisitions of Business	1,683
Plan Amendment		(1,528)
Other		515
Benefit obligations at end of year	222,106	198,368	187,124
Change in plan assets:
Fair value of plan assets at beginning of year	197,398	183,003
Actual return on plan assets	(415)	9,692
Employer contribution	12,213	11,957
Benefits paid	(7,960)	(7,254)
Acquisitions of Business	1,132
Fair value of plan assets at end of year	202,368	197,398	183,003
Funded status	(19,738)	(970)
Foreign Pension Plans
Change in benefit obligations:
Benefit obligations at beginning of year	61,990	51,679
Service cost	689	543	487
Interest cost	1,732	2,021	1,912
Plan participants' contributions	3	5
Actuarial (gain) loss	(2,863)	9,500
Benefits paid	(2,854)	(3,756)
Plan Amendment	155
Foreign exchange adjustment	(3,180)	2,029
Other	43	(31)
Benefit obligations at end of year	55,715	61,990	51,679
Change in plan assets:
Fair value of plan assets at beginning of year	36,049	29,999
Actual return on plan assets	(848)	3,069
Employer contribution	2,060	2,051
Plan participants' contributions	3	5
Benefits paid	(1,636)	(2,441)
Foreign exchange adjustment	(2,662)	3,383
Other expenses	(54)	(17)
Fair value of plan assets at end of year	32,912	36,049	¥ 29,999
Funded status	¥ (22,803)	¥ (25,941)